UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-05549

REYNOLDS FUNDS, INC.
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109
 (Name and address of agent for service)

1-415-265-7167
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.4% (a)
COMMON STOCKS - 99.4% (a)
Aerospace & Defense - 1.7%
The Boeing Company	3,500	$1,032,185
Rockwell Collins, Inc.	400	54,248
Spirit AeroSystems Holdings, Inc., Class A	500	43,625
United Technologies Corporation	400	51,028
		1,181,086
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	400	35,636
FedEx Corporation	1,700	424,218
United Parcel Service, Inc., Class B	2,400	285,960
XPO Logistics, Inc.*	300	27,477
		773,291
Airlines - 1.8%
Alaska Air Group, Inc.	500	36,755
Allegiant Travel Company	500	77,375
American Airlines Group, Inc.	4,200	218,526
China Southern Airlines Company, Ltd. - SP-ADR	400	20,728
Delta Air Lines, Inc.	2,200	123,200
JetBlue Airways Corporation*	3,200	71,488
SkyWest, Inc.	400	21,240
Southwest Airlines Company	6,500	425,425
Spirit Airlines, Inc.*	6,500	291,525
		1,286,262
Auto Components - 0.5%
Autoliv, Inc.	400	50,832
BorgWarner, Inc.	800	40,872
Lear Corporation	200	35,332
Magna International, Inc.	3,900	221,013
		348,049
Automobiles - 3.0%
Tesla, Inc.*	6,600	2,054,910
Toyota Motor Corporation - SP-ADR	400	50,868
		2,105,778
Banks - 1.5%
Bank of America Corporation	6,700	197,784
Citigroup, Inc.	1,800	133,938
Comerica, Inc.	400	34,724
Fifth Third Bancorp	1,200	36,408
JPMorgan Chase & Company	1,600	171,104
KeyCorp	1,700	34,289
PNC Financial Services Group, Inc.	600	86,574
SunTrust Banks, Inc.	1,600	103,344
SVB Financial Group*	400	93,508
Synovus Financial Corporation	400	19,176
Wells Fargo & Company	2,100	127,407
		1,038,256
Beverages - 0.5%
Constellation Brands, Inc., Class A	200	45,714
Diageo plc - SP-ADR	500	73,015
Dr Pepper Snapple Group, Inc.	800	77,648
Molson Coors Brewing Company, Class B	600	49,242
Monster Beverage Corporation*	1,100	69,619
PepsiCo, Inc.	400	47,968
		363,206
Biotechnology - 1.9%
AbbVie, Inc.	800	77,368
Alexion Pharmaceuticals, Inc.*	800	95,672
Array BioPharma, Inc.*	2,600	33,280
Bluebird Bio, Inc.*	200	35,620
Celgene Corporation*	900	93,924
Clovis Oncology, Inc.*	600	40,800
Insmed, Inc.*	900	28,062
Juno Therapeutics, Inc.*	1,900	86,849
Ligand Pharmaceuticals, Inc.*	300	41,079
Loxo Oncology, Inc.*	400	33,672
Neurocrine Biosciences, Inc.*	500	38,795
Puma Biotechnology, Inc.*	700	69,195
Regeneron Pharmaceuticals, Inc.*	500	187,980
Riot Blockchain, Inc.	2,100	59,640
Sage Therapeutics, Inc.*	300	49,413
Sarepta Therapeutics, Inc.*	1,400	77,896
Seattle Genetics, Inc.*	1,300	69,550
Vertex Pharmaceuticals, Inc.*	1,200	179,832
XOMA Corporation*	900	32,040
		1,330,667
Building Products - 0.1%
Armstrong World Industries, Inc.*	1,500	90,825

Capital Markets - 3.9%
Affiliated Managers Group, Inc.	400	82,100
Ameriprise Financial, Inc.	200	33,894
CBOE Holdings, Inc.	2,500	311,475
The Charles Schwab Corporation	8,400	431,508
China Internet Nationwide Financial Services, Inc.*	1,700	71,315
CME Group, Inc.	1,600	233,680
E*TRADE Financial Corporation*	4,800	237,936
FactSet Research Systems, Inc.	300	57,828
The Goldman Sachs Group, Inc.	500	127,380
Interactive Brokers Group, Inc., Class A	6,600	390,786
Intercontinental Exchange, Inc.	900	63,504
Legg Mason, Inc.	1,800	75,564
Morgan Stanley	1,500	78,705
Northern Trust Corporation	200	19,978
Piper Jaffray Companies	200	17,250
State Street Corporation	400	39,044
T. Rowe Price Group, Inc.	1,900	199,367
TD Ameritrade Holding Corporation	5,700	291,441
		2,762,755
Chemicals - 1.3%
Agrium, Inc.	700	80,500
Albemarle Corporation	200	25,578
CF Industries Holdings, Inc.	800	34,032
Ecolab, Inc.	300	40,254
FMC Corporation	400	37,864
Huntsman Corporation	9,000	299,610
International Flavors & Fragrances, Inc.	300	45,783
LyondellBasell Industries N.V., Class A	1,800	198,576
Methanex Corporation	1,700	102,935
Potash Corporation of Saskatchewan, Inc.	1,600	33,040
Westlake Chemical Corporation	500	53,265
		951,437
Commercial Services & Supplies - 0.8%
Cintas Corporation	1,800	280,494
Copart, Inc.*	2,000	86,380
KAR Auction Services, Inc.	1,700	85,867
Waste Connections, Inc.	600	42,564
Waste Management, Inc.	500	43,150
		538,455
Communications Equipment - 0.7%
Cisco Systems, Inc.	6,600	252,780
F5 Networks, Inc.*	500	65,610
Motorola Solutions, Inc.	500	45,170
NETGEAR, Inc.*	600	35,250
Palo Alto Networks, Inc.*	200	28,988
Ubiquiti Networks, Inc.*	500	35,510
		463,308
Construction Materials - 0.1%
Vulcan Materials Company	400	51,348

Consumer Finance - 0.2%
American Express Company	400	39,724
Discover Financial Services	1,000	76,920
		116,644
Consumer Services - Diversified - 0.2%
TAL Education Group - ADR	5,000	148,550

Containers & Packaging - 0.2%
Avery Dennison Corporation	1,100	126,346
International Paper Company	700	40,558
		166,904
Electrical Equipment - 0.3%
Emerson Electric Company	1,800	125,442
Rockwell Automation, Inc.	400	78,540
		203,982
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corporation, Class A	1,000	87,800
Cognex Corporation	8,200	501,512
Coherent, Inc.*	100	28,222
Control4 Corporation*	600	17,856
Corning, Inc.	1,800	57,582
IPG Photonics Corporation*	300	64,239
Universal Display Corporation	1,500	258,975
VeriFone Systems, Inc.*	900	15,939
		1,032,125
Energy Equipment & Services - 0.5%
Core Laboratories N.V.	700	76,685
Halliburton Company	1,200	58,644
Helmerich & Payne, Inc.	600	38,784
Schlumberger, Ltd.	1,900	128,041
Transocean, Ltd.*	2,000	21,360
		323,514
Financial Services - Diversified - 0.3%
Berkshire Hathaway, Inc., Class B*	700	138,754
Morningstar, Inc.	800	77,576
		216,330

Food & Staples Retailing - 2.4%
Costco Wholesale Corporation	6,800	1,265,616
United Natural Foods, Inc.*	700	34,489
Walmart, Inc.	4,300	424,625
		1,724,730
Food Products - 0.2%
The Hain Celestial Group, Inc.*	800	33,912
The Hershey Company	300	34,053
The JM Smucker Company	500	62,120
		130,085
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	1,500	85,605
Align Technology, Inc.*	2,100	466,599
Baxter International, Inc.	1,900	122,816
Dentsply Sirona, Inc.	3,600	236,988
DexCom, Inc.*	600	34,434
Edwards Lifesciences Corporation*	1,900	214,149
Haemonetics Corporation*	500	29,040
ICU Medical, Inc.*	600	129,600
IDEXX Laboratories, Inc.*	700	109,466
Intuitive Surgical, Inc.*	500	182,470
Medtronic plc	500	40,375
NuVasive, Inc.*	800	46,792
Varian Medical Systems, Inc.*	800	88,920
		1,787,254
Health Care Providers & Services - 0.5%
Cardinal Health, Inc.	400	24,508
Centene Corporation*	673	67,892
DaVita, Inc.*	800	57,800
Express Scripts Holding Company*	700	52,248
HCA Holdings, Inc.*	500	43,920
HealthSouth Corporation	600	29,646
Humana, Inc.	200	49,614
Patterson Companies, Inc.	900	32,517
UnitedHealth Group, Inc.	100	22,046
		380,191
Health Care Technology - 0.0%
Medidata Solutions, Inc.*	300	19,011

Hotels, Restaurants & Leisure - 4.4%
Boyd Gaming Corporation	1,900	66,595
Brinker International, Inc.	2,400	93,216
The Cheesecake Factory, Inc.	700	33,726
China Lodging Group, Ltd. - SP-ADR	1,300	187,759
Chipotle Mexican Grill, Inc.*	300	86,709
Darden Restaurants, Inc.	1,100	105,622
Domino's Pizza, Inc.	600	113,376
Dunkin' Brands Group, Inc.	1,400	90,258
Extended Stay America, Inc.	1,800	34,200
Hilton Worldwide Holdings, Inc.	2,800	223,608
Hyatt Hotels Corporation, Class A*	500	36,770
Las Vegas Sands Corporation	5,000	347,450
Marriott International, Inc., Class A	4,080	553,778
McDonald's Corporation	1,700	292,604
Papa John's International, Inc.	700	39,277
The Wendy's Company	1,800	29,556
Wyndham Worldwide Corporation	2,300	266,501
Wynn Resorts, Ltd.	1,900	320,321
Yum! Brands, Inc.	2,100	171,381
		3,092,707
Household Durables - 0.8%
iRobot Corporation*	1,700	130,390
KB Home	1,900	60,705
Leggett & Platt, Inc.	500	23,865
Lennar Corporation, Class A	1,300	82,212
Newell Brands, Inc.	800	24,720
PulteGroup, Inc.	600	19,950
Roku, Inc.*	1,900	98,382
SodaStream International, Ltd.*	400	28,136
Toll Brothers, Inc.	1,900	91,238
Tupperware Brands Corporation	700	43,890
		603,488
Household Products - 0.3%
Church & Dwight Company, Inc.	800	40,136
The Clorox Company	400	59,496
Colgate-Palmolive Company	600	45,270
Kimberly-Clark Corporation	400	48,264
		193,166
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	400	45,460
Honeywell International, Inc.	900	138,024
		183,484
Insurance - 0.5%
Aflac, Inc.	1,900	166,782
American Financial Group, Inc.	400	43,416
Prudential Financial, Inc.	1,200	137,976
The Travelers Companies, Inc.	200	27,128
		375,302
Internet & Catalog Retail - 0.1%
Groupon, Inc.*	2,000	10,200
HSN, Inc.	900	36,315
		46,515
Internet & Direct Marketing Retail - 11.8%
Amazon.com, Inc.*	4,400	5,145,668
Ctrip.com International, Ltd. - ADR*	900	39,690
Expedia, Inc.	2,005	240,139
JD.com, Inc. - ADR*	900	37,278
Liberty Interactive Corporation, Class A*	4,900	119,658
Netflix, Inc.*	8,900	1,708,444
Overstock.com, Inc.*	1,100	70,290
The Priceline Group, Inc.*	500	868,870
Stitch Fix, Inc.*	800	20,664
TripAdvisor, Inc., Class A*	400	13,784
Wayfair, Inc., Class A*	1,100	88,297
		8,352,782
Internet Software & Services - 15.1%
58.Com, Inc. - ADR*	1,500	107,355
Alibaba Group Holding, Ltd. - SP-ADR*	12,500	2,155,375
Alphabet, Inc., Class A*	1,500	1,580,100
Alphabet, Inc., Class C*	2,400	2,511,360
Baidu, Inc. - SP-ADR*	5,700	1,334,997
Etsy, Inc.*	7,400	151,330
Facebook, Inc., Class A*	7,900	1,394,034
GrubHub, Inc.*	1,100	78,980
IAC/InterActiveCorp*	300	36,684
LogMeIn, Inc.	300	34,350
SINA Corporation*	800	80,248
Sohu.com, Inc.*	600	26,010
Stamps.com, Inc.*	300	56,400
Tencent Holdings, Ltd. - ADR	5,400	280,368
Twitter, Inc.*	2,100	50,421
VeriSign, Inc.*	1,200	137,328
Weibo Corporation - SP-ADR*	1,900	196,574
Xunlei, Ltd. - ADR*	3,000	46,170
Yandex N.V., Class A*	900	29,475
YY, Inc. - ADR*	1,200	135,672
Zillow Group, Inc., Class C*	6,400	261,888
		10,685,119
IT Services - 7.9%
Accenture plc, Class A	1,100	168,399
Alliance Data Systems Corporation	400	101,392
CACI International Inc., Class A*	300	39,705
DXC Technology Company	900	85,410
EPAM Systems, Inc.*	700	75,201
Fiserv, Inc.*	600	78,678
Gartner, Inc.*	1,000	123,150
Jack Henry & Associates, Inc.	600	70,176
MasterCard, Inc., Class A	11,000	1,664,960
Paychex, Inc.	3,300	224,664
PayPal Holdings, Inc.*	10,000	736,200
Visa, Inc., Class A	19,200	2,189,184
		5,557,119
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	4,800	321,456
Bio-Techne Corporation	300	38,865
ICON plc*	200	22,430
Thermo Fisher Scientific, Inc.	400	75,952
		458,703
Machinery - 1.7%
Barnes Group, Inc.	400	25,308
Caterpillar, Inc.	2,600	409,708
Deere & Company	1,900	297,369
IDEX Corporation	400	52,788
Illinois Tool Works, Inc.	800	133,480
Ingersoll-Rand plc	800	71,352
Parker-Hannifin Corporation	300	59,874
Terex Corporation	500	24,110
The Toro Company	1,800	117,414
		1,191,403
Marine - 0.1%
DryShips, Inc.	14,900	52,597

Media - 0.3%
CBS Corporation, Class B Non-Voting	500	29,500
Comcast Corporation, Class A	1,200	48,060
Discovery Communications, Inc., Class A*	900	20,142
Discovery Communications, Inc., Class C*	1,600	33,872
IMAX Corporation*	900	20,835
News Corporation	2,200	36,520
The Walt Disney Company	400	43,004
		231,933
Metals & Mining - 1.5%
Alcoa Corporation*	2,900	156,223
ArcelorMittal*	4,000	129,240
BHP Billiton, Ltd. - SP-ADR	2,200	101,178
Freeport-McMoRan, Inc.*	9,900	187,704
Gold Fields Ltd. - SP-ADR	3,500	15,050
Newmont Mining Corporation	2,200	82,544
Nucor Corporation	1,600	101,728
Steel Dynamics, Inc.	900	38,817
United States Steel Corporation	2,800	98,532
Vale SA - SP-ADR	10,600	129,638
ZK International Group Company, Ltd.*	2,100	20,580
		1,061,234
Multiline Retail - 1.1%
Big Lots, Inc.	700	39,305
Burlington Stores, Inc.*	400	49,212
Dillard's, Inc., Class A	200	12,010
Dollar General Corporation	3,100	288,331
Dollar Tree, Inc.*	1,900	203,889
Kohl's Corporation	1,400	75,922
Macy's, Inc.	1,600	40,304
Nordstrom, Inc.	1,800	85,284
		794,257
Multi-Utilities - 0.1%
WEC Energy Group, Inc.	700	46,501

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corporation	400	21,456
BP plc - SP-ADR	1,400	58,842
Carrizo Oil & Gas, Inc.*	2,600	55,328
Cheniere Energy, Inc.*	2,400	129,216
Continental Resources, Inc.*	700	37,079
Diamondback Energy, Inc.*	300	37,875
EOG Resources, Inc.	700	75,537
HollyFrontier Corporation	1,400	71,708
Marathon Petroleum Corporation	2,000	131,960
Noble Energy, Inc.	1,200	34,968
Phillips 66	800	80,920
Pioneer Natural Resources Company	300	51,855
Valero Energy Corporation	400	36,764
		823,508
Personal Products - 0.1%
The Estee Lauder Companies, Inc., Class A	600	76,344

Pharmaceuticals - 0.9%
Allergan plc	200	32,716
Bristol-Myers Squibb Company	700	42,896
GW Pharmaceuticals plc - ADR*	300	39,603
Mylan N.V.*	1,700	71,927
Novo Nordisk A/S - SP-ADR	1,900	101,973
Pacira Pharmaceuticals, Inc.*	1,500	68,475
Pfizer, Inc.	2,400	86,928
Shire plc - ADR	800	124,096
Teva Pharmaceutical Industries, Ltd. - SP-ADR	1,600	30,320
Valeant Pharmaceuticals International, Inc.*	3,600	74,808
		673,742
Professional Services - 0.6%
Equifax, Inc.	1,000	117,920
ManpowerGroup, Inc.	1,200	151,332
On Assignment, Inc.*	700	44,989
Robert Half International, Inc.	400	22,216
Verisk Analytics, Inc.*	800	76,800
		413,257
REITs - 0.2%
American Tower Corporation	300	42,801
Digital Realty Trust, Inc.	400	45,560
The Macerich Company	400	26,272
Omega Healthcare Investors, Inc.	700	19,278
SBA Communications Corporation*	200	32,672
		166,583

Real Estate Management & Development - 0.1%
Redfin Corporation*	1,400	43,848

Road & Rail - 0.4%
Canadian Pacific Railway, Ltd.	500	91,380
J.B. Hunt Transportation Services, Inc.	300	34,494
Norfolk Southern Corporation	700	101,430
Union Pacific Corporation	600	80,460
		307,764
Semiconductors & Semiconductor Equipment - 2.8%
Ambarella, Inc.*	700	41,125
Analog Devices, Inc.	1,357	120,814
Applied Materials, Inc.	900	46,008
ASML Holding N.V.	300	52,146
Broadcom, Ltd.	600	154,140
Intel Corporation	1,200	55,392
KLA-Tencor Corporation	700	73,549
Lam Research Corporation	600	110,442
Micron Technology, Inc.*	600	24,672
NVIDIA Corporation	5,400	1,044,900
NXP Semiconductors N.V.*	300	35,127
Qorvo, Inc.*	600	39,960
Skyworks Solutions, Inc.	400	37,980
Teradyne, Inc.	500	20,935
Texas Instruments, Inc.	800	83,552
Xilinx, Inc.	600	40,452
		1,981,194
Software - 8.0%
Activision Blizzard, Inc.	200	12,664
Adobe Systems, Inc.*	3,800	665,912
Autodesk, Inc.*	1,200	125,796
Cadence Design Systems, Inc.*	4,200	175,644
Citrix Systems, Inc.*	2,200	193,600
CyberArk Software, Ltd.*	1,000	41,390
Fair Isaac Corporation	300	45,960
Fortinet, Inc.*	1,500	65,535
Intuit, Inc.	600	94,668
Microsoft Corporation	7,100	607,334
NQ Mobile, Inc., Class A - ADR*	2,700	10,854
PTC, Inc.*	700	42,539
Red Hat, Inc.*	4,100	492,410
Salesforce.com, Inc.*	12,800	1,308,544
SAP SE - SP-ADR	1,300	146,068
Splunk, Inc.*	500	41,420
Synopsys, Inc.*	1,700	144,908
Take-Two Interactive Software, Inc.*	300	32,934
The Ultimate Software Group, Inc.*	500	109,115
VMware, Inc., Class A*	10,200	1,278,264
		5,635,559
Specialty Retail - 5.1%
Abercrombie & Fitch Company, Class A	1,500	26,145
Advance Auto Parts, Inc.	200	19,938
American Eagle Outfitters, Inc.	1,600	30,080
AutoZone, Inc.*	200	142,274
Best Buy Company, Inc.	7,500	513,525
CarMax, Inc.*	600	38,478
The Children's Place, Inc.	700	101,745
Five Below, Inc.*	1,800	119,376
Foot Locker, Inc.	600	28,128
The Gap, Inc.	6,000	204,360
The Home Depot, Inc.	6,300	1,194,039
L Brands, Inc.	800	48,176
Lowe's Companies, Inc.	5,100	473,994
O'Reilly Automotive, Inc.*	200	48,108
RH*	700	60,347
Ross Stores, Inc.	2,200	176,550
Signet Jewelers, Ltd.	600	33,930
Tiffany & Company	700	72,765
The TJX Companies, Inc.	500	38,230
Tractor Supply Company	400	29,900
Ulta Beauty, Inc.*	200	44,732
Urban Outfitters, Inc.*	4,500	157,770
		3,602,590
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	12,300	2,081,529
NetApp, Inc.	2,300	127,236
Seagate Technology plc	1,500	62,760
Stratasys, Ltd.*	1,700	33,932
Western Digital Corporation	1,000	79,530
		2,384,987
Telecommunication Services - Diversified - 0.1%
Verizon Communications, Inc.	800	42,344

Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	500	58,745
Deckers Outdoor Corporation*	3,200	256,800
lululemon athletica, Inc.*	5,500	432,245
NIKE, Inc., Class B	1,500	93,825
PVH Corporation	300	41,163
Ralph Lauren Corporation	400	41,476
Under Armour, Inc., Class C*	1,000	13,320
		937,574
Thrifts & Mortgage Finance - 0.1%
LendingTree, Inc.*	250	85,113

Trading Companies & Distributors - 0.6%
Fastenal Company	2,200	120,318
HD Supply Holdings, Inc.*	800	32,024
United Rentals, Inc.*	1,400	240,674
W.W. Grainger, Inc.	200	47,250
		440,266
Wireless Telecommunication Services - 0.2%
Turkcell Iletisim Hizmetleri AS - ADR	5,200	53,040
Vodafone Group plc - SP-ADR	2,300	73,370
		126,410
TOTAL COMMON STOCKS
(cost $52,296,401)		70,201,436
TOTAL INVESTMENTS - 99.4%
(cost $52,296,401)		70,201,436
Cash and receivables, less liabilities - 0.6% (a)		423,699
TOTAL NET ASSETS - 100.0%		$70,625,135

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
ADR –	Unsponsored American depositary receipt
AS –	Turkish publicly traded company
A/S –	Danish stock-based corporation
N.V. –	Dutch public limited liability company
plc –	Public limited company
REITs –	Real estate investment trusts
SE –	European Union public company
SP-ADR –	Sponsored American depositary receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC. For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Investments
Cost of investments	$52,296,401
Gross unrealized appreciation	18,276,077
Gross unrealized depreciation	(371,042)
Net unrealized appreciation	$17,905,035

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”), or if no sale is reported, the latest bid price.  Securities which are traded on NASDAQ (including closed-end funds) under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2017, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stock	$70,201,436
Total Level 1	70,201,436

Level 2 - None	-
Level 3 - None	-
Total	$70,201,436

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. For the period ended December 31, 2017, there were no transfers between levels. The Fund did not invest in any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Reynolds Blue Chip Growth Fund

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President and Treasurer

Date    February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Frederick L. Reynolds
Frederick L. Reynolds, President and Treasurer

Date    February 23, 2018

* Print the name and title of each signing officer under his or her signature.